Credit Facilities and Debt (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt
Total long-term debt	$ 14,266	$ 13,038
Current maturities of long-term debt-other	(4,132)	(4,412)
Long-term debt-other	10,134	8,626
Payable in 2013, interest rate of 7.750% (*) [Member]
Long-Term Debt
Total long-term debt	999	997
Payable in 2016, interest rate of 7.250% (*) [Member]
Long-Term Debt
Total long-term debt	257	259
Payable in 2017, interest rate of 7.875% (*) [Member]
Long-Term Debt
Total long-term debt	1,575	1,552
Payable in 2016, interest rate of 6.250% [Member]
Long-Term Debt
Total long-term debt	500	500
Payable in 2015, interest rate of 3.875% [Member]
Long-Term Debt
Total long-term debt	750
Other notes, weighted-average interest rate of 4.180% in 2012 and 5.710% in 2011 of which $15 million is due in 2013 [Member]
Long-Term Debt
Total long-term debt	34	288
Asset-backed facilities, of which $334 million is due in 2013 [Member]
Long-Term Debt
Total long-term debt	1,739	606
Asset-backed debt, of which $2,098 million is due in 2013 [Member]
Long-Term Debt
Total long-term debt	6,534	6,919
Other debt [Member]
Long-Term Debt
Total long-term debt	350	220
Drawn amounts under credit facilities (excluding asset-backed facilities) [Member]
Long-Term Debt
Total long-term debt	1,528	1,697
Equipment Operations [Member]
Long-Term Debt
Total long-term debt	3,927	4,254
Current maturities of long-term debt-other	(1,275)	(682)
Long-term debt-other	2,652	3,572
Equipment Operations [Member] | Payable in 2013, interest rate of 7.750% (*) [Member]
Long-Term Debt
Total long-term debt	999	997
Equipment Operations [Member] | Payable in 2016, interest rate of 7.250% (*) [Member]
Long-Term Debt
Total long-term debt	257	259
Equipment Operations [Member] | Payable in 2017, interest rate of 7.875% (*) [Member]
Long-Term Debt
Total long-term debt	1,575	1,552
Equipment Operations [Member] | Other notes, weighted-average interest rate of 4.180% in 2012 and 5.710% in 2011 of which $15 million is due in 2013 [Member]
Long-Term Debt
Total long-term debt	19	65
Equipment Operations [Member] | Other debt [Member]
Long-Term Debt
Total long-term debt	108	8
Equipment Operations [Member] | Intersegment debt [Member]
Long-Term Debt
Total long-term debt	554	598
Equipment Operations [Member] | Drawn amounts under credit facilities (excluding asset-backed facilities) [Member]
Long-Term Debt
Total long-term debt	415	775
Financial Services [Member]
Long-Term Debt
Total long-term debt	11,447	9,981
Current maturities of long-term debt-other	(2,857)	(3,730)
Long-term debt-other	8,590	6,251
Financial Services [Member] | Payable in 2016, interest rate of 6.250% [Member]
Long-Term Debt
Total long-term debt	500	500
Financial Services [Member] | Payable in 2015, interest rate of 3.875% [Member]
Long-Term Debt
Total long-term debt	750
Financial Services [Member] | Other notes, weighted-average interest rate of 4.180% in 2012 and 5.710% in 2011 of which $15 million is due in 2013 [Member]
Long-Term Debt
Total long-term debt	15	223
Financial Services [Member] | Asset-backed facilities, of which $334 million is due in 2013 [Member]
Long-Term Debt
Total long-term debt	1,739	606
Financial Services [Member] | Asset-backed debt, of which $2,098 million is due in 2013 [Member]
Long-Term Debt
Total long-term debt	6,534	6,919
Financial Services [Member] | Other debt [Member]
Long-Term Debt
Total long-term debt	242	212
Financial Services [Member] | Intersegment debt [Member]
Long-Term Debt
Total long-term debt	554	599
Financial Services [Member] | Drawn amounts under credit facilities (excluding asset-backed facilities) [Member]
Long-Term Debt
Total long-term debt	$ 1,113	$ 922